United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                  811-07021

                      (Investment Company Act File Number)


                   Federated Investment Series Funds, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/06
                                               --------


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

     Principal
     Amount or
      Shares                                                                        Value

                             CORPORATE BONDS--66.3%
                      Basic Industry - Chemicals--0.7%
 $   3,760,000        Albemarle Corp., Sr. Note, 5.10%, 2/1/2015             $    3,605,140
     4,900,000   (1)  Fertinitro Finance, Company Guarantee, 8.29%,
                      4/1/2020                                                    4,042,500
                          TOTAL                                                   7,647,640
                      Basic Industry - Metals & Mining--3.5%
     2,770,000        Alcan, Inc., 5.75%, 6/1/2035                                2,731,431
     3,760,000        BHP Finance (USA), Inc., 5.00%, 12/15/2010                  3,748,167
     7,359,000        Barrick Gold Corp., Deb., 7.50%, 5/1/2007                   7,541,013
     3,325,000   (1)  Codelco, Inc., Bond, 5.625%, 9/21/2035                      3,257,150
     3,850,000        Inco Ltd., 5.70%, 10/15/2015                                3,800,747
     3,610,000        Newmont Mining Corp., 5.875%, 4/1/2035                      3,548,723
     2,500,000        Noranda, Inc., 6.00%, 10/15/2015                            2,526,725
     9,750,000        Placer Dome, Inc., Bond, 8.50%, 12/31/2045                  10,006,088
                          TOTAL                                                   37,160,044
                          Basic Industry - Paper--2.1%
     2,600,000        International Paper Co., 4.25%, 1/15/2009                   2,513,048
     6,980,000        Louisiana-Pacific Corp., 8.875%, 8/15/2010                  7,760,155
     2,850,000        Pope & Talbot, Inc., 8.375%, 6/1/2013                       1,995,000
     5,000,000        Westvaco Corp., 7.65%, 3/15/2027                            5,606,624
     3,750,000        Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                   4,209,814
                          TOTAL                                                   22,084,641
                      Capital Goods - Aerospace & Defense--0.7%
     3,650,000   (1)  BAE Systems Holdings, Inc., 5.20%, 8/15/2015                3,533,267
     1,129,000        Raytheon Co., Note, 6.75%, 8/15/2007                        1,153,795
     2,840,000        Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                2,860,488
                          TOTAL                                                   7,547,550
                      Capital Goods - Building Materials--0.8%
     2,700,000        CRH America, Inc., 5.30%, 10/15/2013                        2,661,336
     5,500,000        Masco Corp., Note, 5.875%, 7/15/2012                        5,524,351
                          TOTAL                                                   8,185,687
                      Capital Goods - Diversified Manufacturing--1.7%
     2,940,000        Briggs & Stratton Corp., Company Guarantee,
                      8.875%, 3/15/2011                                           3,307,500
     5,580,000   (1)  Hutchison Whampoa Ltd., 6.50%, 2/13/2013                    5,864,051
     1,350,000        Kennametal, Inc., 7.20%, 6/15/2012                          1,456,826
     2,025,000        Thomas & Betts Corp., Note, 7.25%, 6/1/2013                 2,124,419
     4,600,000   (1)  Tyco International Group SA , Note, 4.436%,
                      6/15/2007                                                   4,554,241
     1,000,000        Tyco International Group, Note, 5.80%, 8/1/2006             1,002,449
                          TOTAL                                                   18,309,486
                      Capital Goods - Environmental--1.7%
      500,000         Republic Services, Inc., Note, 6.086%, 3/15/2035             510,754
      600,000         Republic Services, Inc., Note, 6.75%, 8/15/2011              639,403
     8,210,000        Waste Management, Inc., Deb., 8.75%, 5/1/2018               8,754,399
     7,475,000        Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007         7,694,360
                          TOTAL                                                   17,598,916
                      Communications - Media & Cable--1.1%
      900,000         Comcast Corp., 7.05%, 3/15/2033                              972,304
     1,200,000        Comcast Corp., 7.125%, 6/15/2013                            1,294,539
      570,000         Continental Cablevision, Sr. Note, 8.30%, 5/15/2006          573,505
     4,630,000        Cox Communications, Inc., Unsecd. Note, 4.625%,
                      1/15/2010                                                   4,463,889
     5,010,000        Cox Communications, Inc., Unsecd. Note, 5.45%,
                      12/15/2014                                                  4,868,372
                          TOTAL                                                   12,172,609
                      Communications - Media Noncable--2.6%
      615,000         British Sky Broadcasting Group PLC, 8.20%,
                      7/15/2009                                                    667,388
     5,100,000        British Sky Broadcasting Group PLC, Unsecd. Note,
                      7.30%, 10/15/2006                                           5,161,266
     5,000,000        Clear Channel Communications, Inc., 6.00%,
                      11/1/2006                                                   5,020,760
     6,880,000        Grupo Televisa S.A., 6.625%, 3/18/2025                      7,157,952
     4,100,000        Reed Elsevier, Inc., 4.625%, 6/15/2012                      3,920,509
     6,040,000        Reed Elsevier, Inc., Company Guarantee, 6.125%,
                      8/1/2006                                                    6,060,204
                          TOTAL                                                   27,988,079
                      Communications - Telecom Wireless--1.4%
     7,765,000        AT&T Wireless Services, Inc., Sr. Note, 7.35%,
                      3/1/2006                                                    7,766,653
     3,100,000        America Movil S.A. de C.V., Note, 5.75%, 1/15/2015          3,105,580
     1,900,000        Sprint Capital Corp., Company Guarantee, 8.75%,
                      3/15/2032                                                   2,520,556
     1,860,000        Sprint Capital Corp., Note, 8.375%, 3/15/2012               2,144,459
                          TOTAL                                                   15,537,248
                      Communications - Telecom Wirelines--4.1%
     3,810,000        BellSouth Corp., 5.20%, 9/15/2014                           3,765,481
     7,675,000        Citizens Communications Co., 9.00%, 8/15/2031               8,193,063
     3,000,000        Deutsche Telekom International Finance BV, 5.25%,
                      7/22/2013                                                   2,945,679
     4,940,000   (1)  KT Corp., Note, 5.875%, 6/24/2014                           5,077,611
     3,870,000        SBC Communications, Inc., 5.10%, 9/15/2014                  3,785,690
     7,690,000        Telecom de Puerto Rico, Note, 6.65%, 5/15/2006              7,710,219
     7,050,000        Telefonos de Mexico, Note, 4.50%, 11/19/2008                6,895,958
     4,931,000        Verizon Global Funding, Note, 7.25%, 12/1/2010              5,311,243
                          TOTAL                                                   43,684,944
                      Consumer Cyclical - Automotive--2.0%
     2,000,000        DaimlerChrysler North America Holding Corp.,
                      6.50%, 11/15/2013                                           2,067,873
     1,350,000        Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031               965,250
    10,000,000        Ford Motor Credit Co., Note, 6.50%, 1/25/2007               9,880,200
     3,250,000        General Motors Acceptance Corp., 6.875%, 9/15/2011          2,913,190
     4,875,000        General Motors Acceptance Corp., 8.00%, 11/1/2031           4,463,453
     2,100,000        General Motors Corp., Note, 9.45%, 11/1/2011                1,601,250
                          TOTAL                                                   21,891,216
                      Consumer Cyclical - Entertainment--0.9%
     6,000,000        Carnival Corp., 3.75%, 11/15/2007                           5,864,456
     4,020,000        International Speedway Corp., 4.20%, 4/15/2009              3,887,002
                          TOTAL                                                   9,751,458
                      Consumer Cyclical - Retailers--0.7%
     3,150,000        CVS Corp., 5.625%, 3/15/2006                                3,151,121
     2,320,500   (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027               2,243,842
     1,710,000        Wal-Mart Stores, Inc., 5.25%, 9/1/2035                      1,657,630
                          TOTAL                                                   7,052,593
                      Consumer Cyclical - Services--0.8%
     7,475,000        Boston University, 7.625%, 7/15/2097                        8,921,988
                      Consumer Non-Cyclical Food/Beverage--0.7%
     4,500,000        Kellogg Co., 7.45%, 4/1/2031                                5,554,545
     2,000,000        Kraft Foods, Inc., 5.625%, 11/1/2011                        2,021,409
                          TOTAL                                                   7,575,954
                      Consumer Non-Cyclical Health Care--1.2%
     2,200,000        Anthem, Inc., 6.80%, 8/1/2012                               2,376,863
     2,040,000        Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010          1,987,134
     3,360,000   (1)  Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015              3,354,237
     1,660,000        Thermo Electron Corp., Sr. Unsecd. Note, 5.00%,
                      6/1/2015                                                    1,596,805
     1,900,000        UnitedHealth Group, Inc., 5.25%, 3/15/2011                  1,908,169
     1,560,000        UnitedHealth Group, Inc., 5.80%, 3/15/2036                  1,566,570
                          TOTAL                                                   12,789,778
                      Consumer Non-Cyclical Pharmaceuticals--0.9%
     3,660,000        Genentech, Inc., Note, 4.75%, 7/15/2015                     3,541,201
     1,920,000        Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                 2,126,433
     4,000,000        Wyeth, Unsecd. Note, 5.50%, 2/1/2014                        4,034,686
                          TOTAL                                                   9,702,320
                      Consumer Non-Cyclical Tobacco--0.1%
     1,375,000        Altria Group, Inc., 5.625%, 11/4/2008                       1,384,369
                      Energy - Independent--1.9%
     2,250,000        Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                      10/15/2006                                                  2,276,817
      460,000         Canadian Natural Resources Ltd., 4.90%, 12/1/2014            446,515
     5,890,000        Canadian Natural Resources Ltd., 5.85%, 2/1/2035            5,946,830
     2,250,000        Norcen Energy Resources, Inc., Deb., 7.375%,
                      5/15/2006                                                   2,260,922
      495,000    (1)  Pemex Project Funding Master, 5.75%, 12/15/2015              496,238
     3,450,000        Pemex Project Funding Master, Company Guarantee,
                      9.125%, 10/13/2010                                          3,951,975
     4,768,000   (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009         4,568,376
                          TOTAL                                                   19,947,673
                            Energy - Integrated--2.2%
     4,100,000        Conoco, Inc., 7.25%, 10/15/2031                             5,095,457
     3,000,000        Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028         3,199,692
      450,000         Husky Oil Ltd., Deb., 7.55%, 11/15/2016                      513,445
     5,350,000        Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                5,412,808
     4,650,000        Petro-Canada, Bond, 5.35%, 7/15/2033                        4,371,108
      220,000         Petro-Canada, Deb., 7.00%, 11/15/2028                        251,733
     4,150,000   (1)  Statoil ASA, 5.125%, 4/30/2014                              4,145,152
                          TOTAL                                                   22,989,395
                      Energy - Oil Field Services--0.0%
      210,000         Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019             245,793
                             Energy - Refining--0.3%
     2,250,000        Valero Energy Corp., 7.50%, 4/15/2032                       2,741,891
                      Financial Institution - Banking--10.2%
     4,750,000        ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
                      12/1/2026                                                   4,816,725
     4,000,000        Astoria Financial Corp., Note, 5.75%, 10/15/2012            4,004,592
     6,175,000        City National Bank, Sub. Note, 6.375%, 1/15/2008            6,341,479
     2,876,000        Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015           2,943,661
     5,350,000        Corp Andina De Fomento, Bond, 7.375%, 1/18/2011             5,753,514
     6,000,000        HSBC Finance Capital Trust IX, Note, 5.911%,
                      11/30/2035                                                  6,044,766
     2,200,000        HSBC Finance Corp., 4.75%, 4/15/2010                        2,158,957
     2,770,000        HSBC Finance Corp., 5.00%, 6/30/2015                        2,677,495
     1,800,000        Household Finance Corp., Unsecd. Note, 5.75%,
                      1/30/2007                                                   1,810,233
     3,500,000        Hudson United Bancorp, 7.00%, 5/15/2012                     3,800,300
      870,000         J.P. Morgan Chase & Co., Sub. Deb., 8.00%,
                      4/29/2027                                                   1,115,872
    14,400,000        J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                      9/15/2014                                                   14,226,308
     5,000,000        Marshall & Ilsley Bank, Milwaukee, Sr. Note,
                      4.40%, 3/15/2010                                            4,877,554
     1,530,000        PNC Financial Services Group, Company Guarantee,
                      8.625%, 12/31/2026                                          1,633,221
     4,020,000        PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009              4,316,291
    10,511,111   (1)  Regional Diversified Funding, 9.25%, 3/15/2030              12,321,364
     3,870,000   (1)  Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010          3,762,499
     1,700,000        State Street Bank and Trust Co., Sub. Note, 5.30%,
                      1/15/2016                                                   1,708,426
     3,800,000   (1)  Swedbank, Sub., 7.50%, 11/29/2049                           3,860,173
     5,810,000        U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014               5,700,426
     5,000,000        Wachovia Bank N.A., 4.80%, 11/1/2014                        4,820,353
     3,440,000        Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015             3,360,174
      500,000         Washington Mutual Bank, 5.125%, 1/15/2015                    487,199
     2,400,000        Washington Mutual Bank, Sub. Note, 6.875%,
                      6/15/2011                                                   2,572,669
     3,370,000        Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                 3,374,180
                          TOTAL                                                  108,488,431
                      Financial Institution - Brokerage--2.3%
     8,140,000        Amvescap PLC, Note, 4.50%, 12/15/2009                       7,925,883
     4,255,000   (1)  FMR Corp., Bond, 7.57%, 6/15/2029                           5,327,783
     1,000,000        Franklin Resources, Inc., 3.70%, 4/15/2008                   970,461
     2,900,000        Goldman Sachs Group, Inc., 6.125%, 2/15/2033                3,067,778
      190,000         Goldman Sachs Group, Inc., Note, Series MTNB,
                      7.35%, 10/1/2009                                             203,086
     2,100,000        Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                      2/15/2034                                                   2,200,260
     1,020,000        Nuveen Investments, 5.00%, 9/15/2010                         998,940
     1,020,000        Nuveen Investments, 5.50%, 9/15/2015                         997,735
     2,427,130   (1)  World Financial, Pass Thru Cert., Series 96 WFP,
                      6.91%, 9/1/2013                                             2,572,770
                          TOTAL                                                   24,264,696
                      Financial Institution - Finance Noncaptive--3.2%
     5,000,000   (1)  American International Group, Inc., 4.70%,
                      10/1/2010                                                   4,879,101
     4,295,000        Berkshire Hathaway, Inc., Company Guarantee,
                      4.85%, 1/15/2015                                            4,182,217
     4,050,000        Capital One Financial Corp., Note, 7.125%, 8/1/2008         4,212,227
      115,000         Heller Financial, Inc., Note, 7.375%, 11/1/2009              123,496
     1,500,000   (1)  ILFC E-Capital Trust I, 5.90%, 12/21/2065                   1,495,764
     3,100,000        International Lease Finance Corp., 4.875%, 9/1/2010         3,041,706
     3,090,000        Residential Capital Corp., 6.00%, 2/22/2011                 3,073,527
     8,790,000        SLM Corp., Floating Rate Note, 5.625%, 12/15/2014           8,712,121
     3,250,000        Susa Partnership LP, 8.20%, 6/1/2017                        3,955,050
                          TOTAL                                                   33,675,209
                      Financial Institution - Insurance - Life--2.9%
     2,750,000        AXA-UAP, Sub. Note, 8.60%, 12/15/2030                       3,689,730
     2,950,000        Delphi Financial Group, Inc., 9.31%, 3/25/2027              3,107,418
     7,800,000   (1)  Life Re Capital Trust I, Company Guarantee, 8.72%,
                      6/15/2027                                                   8,428,412
     4,000,000   (1)  Pacific LifeCorp., Bond, 6.60%, 9/15/2033                   4,459,702
     6,500,000   (1)  Reinsurance Group of America, Sr. Note, 7.25%,
                      4/1/2006                                                    6,510,819
      525,000         Transamerica Corp., Note, 6.75%, 11/15/2006                  529,938
     3,950,000   (1)  Union Central Life Insurance Co., Note, 8.20%,
                      11/1/2026                                                   4,490,513
                          TOTAL                                                   31,216,532
                      Financial Institution - Insurance - P&C--2.8%
     4,000,000   (1)  Liberty Mutual Group, Inc., Unsecd. Note, 5.75%,
                      3/15/2014                                                   3,956,846
     3,900,000   (1)  Liberty Mutual Insurance Co., Sub. Note, 8.20%,
                      5/4/2007                                                    4,007,560
     7,300,000   (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                 7,169,763
     3,000,000   (1)  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033             2,947,050
      25,000          Progressive Corp., OH, Unsecd. Note, 7.30%,
                      6/1/2006                                                      25,137
      265,000         The St. Paul Travelers Cos., Inc., Sr. Unsecd.
                      Note, 5.50%, 12/1/2015                                       266,243
     1,000,000   (1)  USF&G Corp., 8.312%, 7/1/2046                               1,202,045
     5,750,000        USF&G Corp., Company Guarantee, 8.47%, 1/10/2027            6,099,715
     4,040,000   (1)  ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%,
                      12/15/2065                                                  4,050,136
                          TOTAL                                                   29,724,495
                      Financial Institution - REITs--0.7%
     6,200,000        EOP Operating LP, 8.375%, 3/15/2006                         6,207,248
      185,000         Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009               194,071
      430,000         Simon Property Group, Inc., 6.35%, 8/28/2012                 449,795
                          TOTAL                                                   6,851,114
                           Foreign-Local-Gov't.--0.8%
     7,900,000        Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                    8,249,658
                            Municipal Services--0.2%
     1,825,000   (1)  Army Hawaii Family Housing, 5.524%, 6/15/2050               1,864,892
                      Sovereign--1.5%
     3,500,000        Sweden, Government of, Deb., 10.25%, 11/1/2015              4,123,015
     6,500,000        United Mexican States, 6.625%, 3/3/2015                     7,059,000
     3,600,000        United Mexican States, 7.50%, 4/8/2033                      4,383,000
                          TOTAL                                                   15,565,015
                      Technology--1.8%
     3,745,000        Cisco Systems, Inc., Note, 5.25%, 2/22/2011                 3,755,676
     1,100,000        Dell Computer Corp., Deb., 7.10%, 4/15/2028                 1,310,135
     8,300,000        Deluxe Corp., 5.125%, 10/1/2014                             6,606,725
      965,000         IBM Corp., Deb., 8.375%, 11/1/2019                          1,229,155
     6,000,000        Unisys Corp., 8.125%, 6/1/2006                              6,180,000
                          TOTAL                                                   19,081,691
                            Technology Services--0.5%
     5,120,000   (1)  Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011            5,045,254
                      Transportation - Airlines--0.5%
      710,000         Southwest Airlines Co., 6.50%, 3/1/2012                      745,327
     1,995,000        Southwest Airlines Co., Deb., 7.375%, 3/1/2027              2,247,291
     2,070,000        Southwest Airlines Co., Unsecd. Note, 5.25%,
                      10/1/2014                                                   2,025,937
                          TOTAL                                                   5,018,555
                      Transportation - Railroads--1.8%
     1,200,000        Burlington Northern Santa Fe Corp., 4.875%,
                      1/15/2015                                                   1,169,532
     2,498,464        Burlington Northern Santa Fe Corp., Pass Thru
                      Cert., 7.57%, 1/2/2021                                      2,864,766
     6,350,000        Burlington Northern, Inc., Mtg. Bond, 9.25%,
                      10/1/2006                                                   6,498,347
     3,150,000        Canadian Pacific RR, 7.125%, 10/15/2031                     3,851,056
      655,000         Norfolk Southern Corp., Note, 6.75%, 2/15/2011               698,947
     4,280,000        Union Pacific Corp., 4.875%, 1/15/2015                      4,154,485
                          TOTAL                                                   19,237,133
                      Transportation - Services--0.7%
     7,300,000        FedEx Corp., Note, 2.65%, 4/1/2007                          7,114,849
                            Utility - Electric--3.3%
     3,737,000        American Electric Power Co., Inc., Note, 6.125%,
                      5/15/2006                                                   3,745,268
      55,000          Baltimore Gas & Electric Co., 1st Ref. Mtg.,
                      7.50%, 1/15/2007                                              55,990
     2,390,000        Consolidated Natural Gas Co., 5.00%, 12/1/2014              2,304,161
     2,000,000        Dominion Resources, Inc., Unsecd. Note, 5.95%,
                      6/15/2035                                                   1,964,829
     2,765,000        Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013              2,871,674
     5,150,000        Enersis S.A., Note, 7.40%, 12/1/2016                        5,621,632
     3,900,000        MidAmerican Energy Co., Unsecd. Note, 6.75%,
                      12/30/2031                                                  4,402,023
     1,000,000        PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011         1,100,424
     1,410,000        Pacific Gas & Electric Co., 6.05%, 3/1/2034                 1,462,359
     2,925,000        Pacific Gas & Electric Co., Unsecd. Note, 4.20%,
                      3/1/2011                                                    2,788,084
     4,000,000        Public Service Electric & Gas Co., 4.00%, 11/1/2008         3,882,516
     2,750,000        Scottish Power PLC, 4.91%, 3/15/2010                        2,713,612
     2,020,000        Westar Energy, Inc., 5.875%, 7/15/2036                      1,962,222
                          TOTAL                                                   34,874,794
                      Utility - Natural Gas Distributor--0.7%
     7,395,000        Atmos Energy Corp., 4.00%, 10/15/2009                       7,056,769
                      Utility - Natural Gas Pipelines--0.3%
     3,300,000        Kinder Morgan Energy Partners LP, Sr. Unsecd.
                      Note, 5.80%, 3/15/2035                                      3,175,536
                          TOTAL CORPORATE BONDS (IDENTIFIED COST
                          $697,817,489)                                          703,415,895

                              CORPORATE NOTES--0.4%
                      Communications - Telecom Wirelines--0.4%
     4,595,000        Telecom Italia Capital, Note, 4.875%, 10/1/2010
                      (IDENTIFIED COST $4,593,135)                                4,474,412

                      MORTGAGE BACKED SECURITIES--0.0%
      18,153          Federal Home Loan Mortgage Corp., Pool C00702,
                      6.00%, 1/1/2029                                               18,391
      21,879          Federal Home Loan Mortgage Corp., Pool C00748,
                      6.00%, 4/1/2029                                               22,165
       5,741          Federal Home Loan Mortgage Corp., Pool C20263,
                      6.00%, 1/1/2029                                               5,816
      11,399          Federal Home Loan Mortgage Corp., Pool C25621,
                      6.50%, 5/1/2029                                               11,735
      30,956          Federal Home Loan Mortgage Corp., Pool G10493,
                      6.00%, 4/1/2011                                               31,506
      18,766          Federal National Mortgage Association, Pool
                      313324, 9.00%, 6/1/2017                                       20,252
      22,212          Federal National Mortgage Association, Pool
                      323159, 7.50%, 4/1/2028                                       23,348
      11,713          Federal National Mortgage Association, Pool
                      421223, 7.00%, 5/1/2028                                       12,157
      21,141          Federal National Mortgage Association, Pool
                      429707, 6.50%, 5/1/2013                                       21,686
      22,136          Federal National Mortgage Association, Pool
                      430232, 7.00%, 8/1/2028                                       22,976
      72,558          Federal National Mortgage Association, Pool
                      439947, 6.50%, 11/1/2028                                      74,791
      53,804          Federal National Mortgage Association, Pool
                      489867, 6.50%, 3/1/2029                                       55,427
      15,570          Government National Mortgage Association, Pool
                      449491, 7.50%, 12/15/2027                                     16,512
       7,393          Government National Mortgage Association, Pool
                      486467, 7.00%, 8/15/2028                                      7,765
      28,463          Government National Mortgage Association, Pool
                      780339, 8.00%, 12/15/2023                                     30,163
      19,858          Government National Mortgage Association, Pool
                      780340, 9.00%, 11/15/2017                                     21,501
      16,514          Government National Mortgage Association, Pool
                      780373, 7.00%, 12/15/2023                                     17,386
                          TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
                          COST $400,319)                                           413,577

                      MUNICIPALS--2.1%
     3,000,000        Harvard University, Revenue Bonds, 8.125% Bonds,
                      4/15/2007                                                   3,103,764
     6,050,000        Kansas City, MO Redevelopment Authority, 7.65%
                      Bonds (FSA LOC), 11/1/2018                                  6,194,172
     3,090,000        McKeesport, PA, Taxable G.O.  Series B 1997, 7.30%
                      Bonds (MBIA Insurance Corp. INS), 3/1/2020                  3,221,201
     4,675,000        Pittsburgh, PA Urban Redevelopment Authority,
                      8.01% Bonds (Alcoa, Inc.), 6/1/2015                         4,794,820
     2,200,000        Southeastern, PA Transportation Authority, (Series
                      B), 8.75% Bonds (FGIC GTD), 3/1/2020                        2,205,544
     2,080,000        Tampa, FL Sports Authority, 8.02% Bonds (MBIA
                      Insurance Corp. GTD), 10/1/2026                             2,652,395
                          TOTAL MUNICIPALS (IDENTIFIED COST $21,683,775)          22,171,896

                           GOVERNMENTS/AGENCIES--0.4%
                      Sovereign--0.4%
     3,600,000        United Mexican States, Note, 9.875%, 2/1/2010
                      (IDENTIFIED COST $4,306,500)                                4,180,680

                               COMMON STOCKS--0.0%
                      Finance--0.0%
      10,585     (2)  Arcadia Financial Ltd., Warrants (IDENTIFIED COST
                      $0)                                                             0

                             PREFERRED STOCKS--1.7%
                      Financial Institution - Banking--0.7%
      142,000         Citigroup, Inc., Cumulative Pfd., Series F, $3.18
                      Annual Dividend                                             7,249,100
                      Financial Institution - Brokerage--0.6%
      130,000         Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual
                      Dividend                                                    6,630,000
                      Financial Institution - REITs--0.4%
      80,000          Prologis, Cumulative REIT Perpetual Pfd. Stock,
                      Series C, $4.27% Annual Dividend                            4,640,000
                          TOTAL PREFERRED STOCKS (IDENTIFIED COST
                          $16,007,452)                                            18,519,100

                          ASSET-BACKED SECURITIES--0.1%
                             Home Equity Loan--0.1%
      927,825    (1)  125 Home Loan Owner Trust 1998-1A, Class B1,
                      9.26%, 2/15/2029                                             927,825
                      Structured Product (Abs)--0.0%
      512,410         Green Tree Financial Corp. 1992-2, Class B, 9.15%,
                      1/15/2018                                                    406,645
                          TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                          $1,460,296)                                             1,334,470

                      COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                            Commercial Mortgage--0.0%
      325,000         Morgan Stanley Capital, Inc., Class A3, 6.48%,
                      6/3/2030                                                     330,281
                            Non-Agency Mortgage--0.0%
      102,415    (1)  SMFC Trust Asset-Backed Certificates , 1997-A,
                      Class 4, 6.46642%, 1/28/2027                                  80,908
                          TOTAL COLLATERALIZED MORTGAGE
                                   OBLIGATIONS
                          (IDENTIFIED COST $423,003)                               411,189

                             MUTUAL FUNDS--26.3%(3)
      19,988          Federated Mortgage Core Portfolio                            197,884
    41,414,369        The High Yield Bond Portfolio                              279,961,135
                          TOTAL MUTUTAL FUNDS (IDENTIFIED COST
                          $348,524,100)                                          280,159,019

                           REPURCHASE AGREEMENT--2.0%
 $  20,539,000        Interest in $3,700,000,000 joint repurchase
                      agreement 4.58%, dated 2/28/2006, under which Bank
                      of America N.A., will repurchase U.S. Government
                      Agency securities with various maturities to
                      4/1/2035 for $3,700,470,722 on 3/1/2006. The
                      market value of the underlying securities at the
                      end of the period was $3,774,000,000 (AT AMORTIZED
                      COST)                                                       20,539,000
                          TOTAL INVESTMENTS -                                   1,055,619,238
                          99.3%
                           (IDENTIFIED COST $1,115,755,069)(4)
                          OTHER ASSETS AND LIABILITIES - NET - 0.7%               7,258,170
                          TOTAL NET ASSETS - 100%                            $  1,062,877,408

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $130,497,844 which represents 12.3% of total net assets.

2    Non-income producing security.

3    Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,122,499,418. The net unrealized depreciation of investments for federal tax purposes was $66,880,180. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,485,461 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,365,641.

==============================================================================

Note: The categories of investments are shown as a percentage total of net assets at February 28, 2006.

Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.



The following acronyms are used throughout this portfolio:

FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GTD         --Guaranteed
INS         --Insured
LOC         --Letter of Credit
REITs       --Real Estate Investment Trusts
SA          --Support Agreement




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006